American Century Investment Trust

PROSPECTUS SUPPLEMENT

DIVERSIFIED BOND FUND * HIGH-YIELD FUND

INVESTOR/INSTITUTIONAL/A/B/C/R/ADVISOR CLASS

Supplement dated May 1, 2006 * Prospectus dated July 29, 2005

THE FOLLOWING PARAGRAPH IS INSERTED AS THE THIRD PARAGRAPH UNDER THE HEADING
DIVERSIFIED BOND ON PAGE 15 OF THE INVESTOR/INSTITUTIONAL CLASS PROSPECTUS AND
ON PAGE 18 OF THE A/B/C/R/ADVISOR CLASS PROSPECTUS.

JAMES F. KEEGAN

Mr. Keegan, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages Diversified Bond since he joined American
Century in February 2006. Prior to joining American Century, he was Chief
Investment Officer with Westmoreland Capital Management, LLC from 2002 to 2003.
He has a bachelor's degree in business management from St. Francis College and an MBA from Fordham University Graduate School of Business.

THE FOLLOWING PARAGRAPH IS INSERTED AS THE EIGHTH PARAGRAPH UNDER THE HEADING
DIVERSIFIED BOND ON PAGE 15 OF THE INVESTOR/INSTITUTIONAL CLASS PROSPECTUS AND
ON PAGE 18 OF THE A/B/C/R/ADVISOR CLASS PROSPECTUS.

DAN SHIFFMAN

Mr. Shiffman, Vice President and Portfolio Manager, has been a member of the team that manages Diversified Bond since he joined American Century in May 2004 as a senior structured securities analyst. He became a portfolio manager in
February 2006. Prior to joining American Century, he was an investment officer at CalPERS from August 1996 to April 2004. He has a bachelor's degree from the
University of California-Berkeley and an MBA from Thunderbird, The Garvin School of International Management. He is a CFA charterholder.

THE FOLLOWING PARAGRAPH IS INSERTED AS THE FIRST PARAGRAPH UNDER THE HEADING
HIGH-YIELD ON PAGE 16 OF THE INVESTOR/INSTITUTIONAL CLASS PROSPECTUS AND ON PAGE
19 OF THE A/B/C/R/ADVISOR CLASS PROSPECTUS.

JAMES F. KEEGAN

Mr. Keegan, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages High-Yield since he joined American Century in
February 2006. Prior to joining American Century, he was Chief Investment
Officer with Westmoreland Capital Management, LLC from 2002 to 2003. He has a bachelor's degree in business management from St. Francis College and an MBA from Fordham University Graduate School of Business.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.
The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

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